Trade and Other Receivables	6 Months Ended
Jun. 30, 2023
Trade and other receivables [abstract]
Trade and Other Receivables
Note 5 - Trade and Other Receivables

	June 30,	December 31,
	2023	2022
	€ in thousands
Current Assets:
Trade and other receivables:
Government authorities	4,203	3,752
Income receivable	2,686	1,062
Interest receivable	379	125
Advance tax payment	481	566
Trade receivable	530	420
Inventory	914	1,201
Derivatives (Note 7)	366	273
Prepaid expenses and other	2,127	2,033
Short term loan given to an equity accounted investee	2,718	2,665
	14,404	12,097
Non-current Assets:
Long term receivables
Prepaid expenses associated with long term loans	8,465	8,417
Annual rent deposits	288	290
Loans to others	510	546
Other	16	17
	9,279	9,270